PREFERRED SHARES	12 Months Ended
Dec. 31, 2019
PREFERRED SHARES
PREFERRED SHARES

11. PREFERRED SHARES

The Series Angel preferred shares are recorded as permanent equity in the consolidated balance sheet as such preferred shares do not have redemption right.

The Series A, B‑1, B‑2, B‑3, C and C‑1 preferred shares, which were redeemable by the Company upon occurrence of certain events, are recorded as mezzanine equity in the consolidated balance sheets.

The significant terms of the preferred shares issued by the Company are as follows:

Voting rights

The holders of preferred shares and ordinary shares shall vote together based on their shareholding ratio.

Dividends

No dividend, whether in cash, in property or in shares of the Company, shall be paid on any other shares, unless and until a preferential dividend in cash and/or share is, in advance, paid in full on each preferred share.

If the Board of Directors decides to pay dividends, the holders of Series A, B‑1, B‑2, B‑3, C and C‑1 preferred shares shall be entitled to receive, on a pro rata basis, out of any funds legally available therefor, non‑cumulative dividends of 8% of the consideration that they paid for the equity interests.

Liquidation preference

In the event of liquidation, each holder of preferred shares, shall be entitled to receive, prior to the holders of ordinary shares, the relevant amount equal to 120% of issued price, plus all declared but unpaid dividends (“preference amount”) on each such preferred shares.

In the event of insufficient funds available to pay in full the preference amount in respect of each preferred shares, the entire assets and funds of the Company legally available for distribution to the holders of the preferred shares shall be distributed on a pro rata basis among the holders in proportion to issued price.

Redemption

For Series A, B‑1, B‑2, B‑3, C and C‑1 preferred shares, upon the occurrence of any of the following events (the “Redemption Events”),

(i)	The Company fails to complete a Qualified IPO within sixty (60) months from February 21, 2017; (which under the former agreement, it was from the issuance date);
(ii)

Certain shareholders or the Company committed significant breach of its obligations, and no corrections were made within thirty (30) days after being notified by the preferred shareholders (upon the expiration of thirty (30) days which is earlier); or

(iii)

The principal business of the Group companies suffered a material adverse effect or become unable to carry on as the principal business of Group companies, as the Group companies (i) violated applicable laws, regulations, departmental rules and mandatory provisions of normative documents existing currently and enacted later, (ii) were deemed as not compliant with regulatory requirements, or (iii) were under attention or warning by relevant government departments, each of which had the adverse effect unable to eliminate and results in the business unable to carry on even after an adjustment by the Group companies.

Each holder of the Series A, B‑1, B‑2, B‑3, C and C‑1 preferred shares may require that the Company redeem any or all of the outstanding Series A, B‑1, B‑2, B‑3, C and C‑1 preferred shares held by such holder with redemption price calculated on the agreed terms.

Conversion

(i)	Optional Conversion

Each holder of the preferred shares shall be entitled to convert any or all of its preferred shares at any time, without the payment of any additional consideration, into such number of fully paid and non‑assessable Class A ordinary shares per preferred share. The number of the Class A ordinary shares to which a holder shall be entitled upon conversion of each preferred share shall be the quotient of the original purchase price divided by the then‑effective conversion price. The initial conversion price of the preferred shares shall be equal to the applicable original purchase price, and the initial conversion ratio for the preferred shares into the Class A ordinary shares shall be 1:1, subject to adjustments of (a) share splits and combinations; (b) ordinary share dividends and distributions; (c) reorganizations, mergers, consolidations, reclassifications, exchanges, substitutions; (d) anti‑dilution.

(ii)	Automatic Conversion

Each preferred share shall automatically be converted into the appropriate number of fully‑paid, non‑assessable Class A ordinary shares at the then‑effective conversion price upon the earlier of (a) immediately prior to the closing of a Qualified IPO, or (b) the written consent of the holders of a majority of the preferred shares.

As stated above, upon the completion of the initial public offering, 1,210,906,902 outstanding Series Angel, A, B-1, B-2, B-3 and C preferred shares were converted into 1,210,906,902 Class A ordinary shares on a one-for-one basis, and 18,597,738 outstanding Series C-1 preferred shares were converted into 18,612,084 Class A ordinary shares, reflecting the anti-dilution adjustments to the conversion rate based on the initial public offering price of US$8.00 per ADS.